UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/99

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company
Address: 477 Madison Avenu
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 10, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $884,033 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Bankers Insurance Grp STOCK            024456105    24506   450169          SOLE                   450169
AFC Cable Systems              STOCK            000950105    10504   297470          SOLE                   297470
Aliant Comm. Inc.              STOCK            016090102     3719    80515          SOLE                    80515
Anacomp Inc                    STOCK            032371106     7746   455672          SOLE                   455672
Automobile Protection Corp     STOCK            052905106     5626   439137          SOLE                   439137
At Entertainment, Inc.         STOCK            045920105     4946   263791          SOLE                   263791
Airtouch Comm.                 STOCK            00949T100   188617  1737404          SOLE                  1737404
Avondale Industries, Inc.      STOCK            054350103    18177   466066          SOLE                   466066
Browning Ferris Industries     STOCK            115885105     9454   219861          SOLE                   219861
Bonneville Pacific             STOCK            098904105     1197   210296          SOLE                   210296
Cendant Corp.                  STOCK            151313103     1442    70340          SOLE                    70340
Cogeneration Corp of America   STOCK            19238M105     2132   147676          SOLE                   147676
Columbus McKinnon Corp.        STOCK            199333105     3613   150529          SOLE                   150529
Capstar Broadcst               STOCK            14067G105    27441  1002421          SOLE                  1002421
Carriage Services              STOCK            143905107        2      100          SOLE                      100
Coach USA Inc.                 STOCK            18975L106    74469  1775714          SOLE                  1775714
Dialogic Corporation           STOCK            252499108     2327    53038          SOLE                    53038
Delta & Pine Land Co.          STOCK            247357106     6314   200441          SOLE                   200441
Data Processing Res Corp       STOCK            237823109    19808   838424          SOLE                   838424
Elbit Limited                  STOCK            284275104     4290   437179          SOLE                   437179
Fore Systems Inc.              STOCK            345449102    14677   421600          SOLE                   421600
Global Inds. Tech.             STOCK            379335102     2163   179293          SOLE                   179293
GTS Inc.                       STOCK            37936U104    15536   191800          SOLE                   191800
Jevic Transportation Inc.      STOCK            47719P107     1829   131843          SOLE                   131843
Lucent Tech.                   STOCK            549463107   102892  1525744          SOLE                  1525744
MFN Financial Corp             STOCK            55272N104       49     4430          SOLE                     4430
Nalco Chemical Co.             STOCK            629853102    33284   641626          SOLE                   641626
Norrell Corp.                  STOCK            656301108     4617   245412          SOLE                   245412
Nexstar Pharmaceuticals        STOCK            653333106      175     8790          SOLE                     8790
O'Sullivan Corp.               STOCK            688605104     2169   177966          SOLE                   177966
Pioneer Hi-Bred                STOCK            723686101    15508   398281          SOLE                   398281
Platinum Technology Int'l      STOCK            72764T101    12365   422730          SOLE                   422730
Qwest Communications Intl      STOCK            749121109     5231   158229          SOLE                   158229
Republic NY Corp.              STOCK            760719104    34909   511961          SOLE                   511961
Rental Service Corporation     STOCK            76009V102    50627  1768637          SOLE                  1768637
Service Corp. Int'l.           STOCK            817565104        2      100          SOLE                      100
Stewart Enterprises            STOCK            860370105        1      100          SOLE                      100
Stimsonite Corp.               STOCK            860832104     1627   111253          SOLE                   111253
Superior Services, Inc.        STOCK            868316100    58935  2208352          SOLE                  2208352
Transamerica Corp.             STOCK            893485102    39656   528744          SOLE                   528744
Todd Ao Corp.                  STOCK            888896107     2473   224817          SOLE                   224817
Trans World EntertainmentCorp. STOCK            89336Q100     8727   775716          SOLE                   775716
MediaOne                       STOCK            58440J104    19568   263102          SOLE                   263102
Varlen Corporation             STOCK            922248109     3737    92282          SOLE                    92282
VWR Scientific Products Corp.  STOCK            918435108    10985   299429          SOLE                   299429
Whittaker Corp.                STOCK            966680407    21770   777510          SOLE                   777510
Browning Ferris Indust  SEP 40 OPTION           1158859IH      766     1751     CALL SOLE                     1751
Bankers Trust Corp. JUL 60     OPTION           0663659SL        0     6966     PUT  SOLE                     6966
Case Corp. JAN 40              OPTION           14743R9AH      745      655     CALL SOLE                      655
Coach USA Inc. JUL 35          OPTION           18975L9GG       52       72     CALL SOLE                       72
Delta & Pine Land Co. JUL 30   OPTION           2473579GF       72      426     CALL SOLE                      426
Pioneer Hi-Bred SEP 35         OPTION           7236869IG     1392     2783     CALL SOLE                     2783
Infoseek Corp. -SEP 50         OPTION           45678M9IJ      305      436     CALL SOLE                      436
Republic NY Corp. SEP 60       OPTION           760719104      734      794     CALL SOLE                      794
S&P 500 Options Puts JUL 1275  OPTION           9SO            117      520     PUT  SOLE                      520
Avondale Inds. AUG 30          OPTION           0543509HF        8        9     CALL SOLE                        9
Belle Casino Warrants          WARRANT          078324118        0     4500          SOLE                     4500
Golden Ocean Group Warrants    WARRANT          381138R16        0     5500          SOLE                     5500
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